Subsequent Events (Details) - USD ($)		6 Months Ended
	Jul. 02, 2026	Jun. 30, 2026
Subsequent Event [Line Items]
Consideration amount		$ 10,280,000
Subsequent Event [Member] | Starfish Technology-Fze [Member]
Subsequent Event [Line Items]
Consideration amount	$ 1,000,000